Schedule of investments
Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility
September 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 95.10%
Delaware Ivy VIP Core Equity Class II	948,048	$10,096,710
Delaware Ivy VIP Corporate Bond Class II	2,312,360	10,058,766
Delaware Ivy VIP Growth Class II	1,277,957	9,712,471
Delaware Ivy VIP High Income Class I	135,559	366,009
Delaware Ivy VIP International Core Equity Class II	792,565	9,455,301
Delaware Ivy VIP Limited-Term Bond Class II	1,650,116	7,491,528
Delaware Ivy VIP Mid Cap Growth Class I	478,878	4,338,639
Delaware Ivy VIP Small Cap Growth Class I	119,956	723,333
Delaware Ivy VIP Smid Cap Core Class II	70,624	723,894
Delaware Ivy VIP Value Class II	1,971,777	9,760,298
Delaware VIP Global Value Equity Class II	2,214,429	8,370,542
Total Affiliated Mutual Funds (cost $100,602,686)		71,097,491

Short-Term Investments — 4.50%
Money Market Mutual Funds — 4.50%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	841,353	841,353
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	841,352	841,352
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	841,352	841,352
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	841,353	841,353
Total Short-Term Investments (cost $3,365,410)		3,365,410

Total Value of Securities—99.60% (cost $103,968,096)		74,462,901
Receivables and Other Assets Net of Liabilities—0.40%★		300,037
Net Assets Applicable to 16,949,928 Shares Outstanding—100.00%		$74,762,938
★	Includes $331,000 cash collateral held at broker for futures contracts as of September 30, 2022.
The following futures contracts were outstanding at September 30, 2022:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
(2)	E-Mini Russell 2000 Index	$(166,980)	$(183,650)	12/16/22	$16,670	$1,230
(32)	E-Mini S&P 500 Index	(5,762,400)	(6,394,794)	12/16/22	632,394	84,400
Total Futures Contracts			$(6,578,444)		$649,064	$85,630
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
Summary of abbreviations:
S&P – Standard & Poor’s Financial Services LLC
NQ-581 [9/22] 11/22 (2605081)    1